RELATED PARTIES (Schedule of Target-based Cash Incentives) (Details) - Executive Officer [Member] $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)
Profit Before Tax Targets Range One [Member]
Related Party Transaction [Line Items]
Level of incentive	20.00%	[1]
Profit Before Tax Targets Range Two [Member]
Related Party Transaction [Line Items]
Level of incentive	45.00%	[1]
Profit Before Tax Targets Range Three [Member]
Related Party Transaction [Line Items]
Level of incentive	75.00%	[1]
Profit Before Tax Targets Range Four [Member]
Related Party Transaction [Line Items]
Level of incentive	110.00%	[1]
Profit Before Tax Targets Range Five [Member]
Related Party Transaction [Line Items]
Level of incentive	150.00%	[1]
Minimum [Member]
Related Party Transaction [Line Items]
Profit before tax targets	$ 24
Level of incentive	15.00%
Maximum [Member]
Related Party Transaction [Line Items]
Level of incentive	150.00%

[1]	Profit before tax target will not include adjustment of the value of assets and obligations to their fair value in accordance with accounting standards.